UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2020

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2020

Semiannual Report

to Shareholders

DWS ESG Core Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights

24	Notes to Financial Statements
35	Information About Your Fund’s Expenses
37	Liquidity Risk Management
38	Advisory Agreement Board Considerations and Fee Evaluation
43	Account Management Resources
45	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Investing in securities that meet ESG criteria may result in the Fund forgoing otherwise attractive opportunities, which may result in underperformance when compared to funds that do not consider ESG factors. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS ESG Core Equity Fund

Letter to Shareholders

Dear Shareholder:

While the economy is not expected to shrug off the impacts of the COVID-19 pandemic easily, DWS’s CIO Office is cautiously optimistic. Our CIO Office anticipates the recession in the United States (“U.S.”) to be shallower than in the Eurozone, followed by a more robust U.S. recovery primarily benefiting from the outsized U.S. fiscal stimulus. Our CIO office sees long-lasting disruptions of supply chains and consumer spending, potentially derailing the current outlook.

What is already becoming clear is the current assessment of the situation by financial markets. U.S. markets have moved back to relatively high valuations. However, sentiment can quickly change and March lows may be tested again in the coming months. With respect to the bond markets, we think that accommodative central bank action will continue or even accelerate, with the interest rates set to remain low for the foreseeable future.

What may come next? In the short term, we expect markets to remain volatile. While our strategists forecast peaking uncertainty on stock markets, sharp setbacks could happen at any time. We believe stocks have become even more appealing for the medium- to long-term time horizons, due to the very accommodative monetary policy of the leading central banks and growing fiscal deficits.

As the U.S. and global economies forge a path to recovery, close monitoring of developments to assess potential opportunities and risks is critical. We believe the unique structure of our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — positions us to make timely strategic and tactical decisions. Those insights are updated frequently and are always available on the “Insights” section of dws.com.

As always, we appreciate your trust and welcome the opportunity to help you navigate these unusual times. We believe our decades of experience in managing assets through multiple market cycles and events can add significant value in times such as these.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS ESG Core Equity Fund	|	3

Performance Summary	May 31, 2020 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 5/31/20
Unadjusted for Sales Charge	–3.81%	11.32%	2.86%	9.55%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–9.34%	4.92%	1.65%	8.90%
Russell 1000® Index†	–2.17%	12.54%	9.58%	13.07%

Average Annual Total Returns as of 3/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		–8.35%	0.67%	7.28%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–13.62%	–0.52%	6.64%
Russell 1000® Index†		–8.03%	6.22%	10.39%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 5/31/20
Unadjusted for Sales Charge	–4.15%	10.55%	2.10%	8.73%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–5.05%	10.55%	2.10%	8.73%
Russell 1000® Index†	–2.17%	12.54%	9.58%	13.07%

Average Annual Total Returns as of 3/31/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		–9.01%	–0.09%	6.47%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–9.01%	–0.09%	6.47%
Russell 1000® Index†		–8.03%	6.22%	10.39%

Class R	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 5/31/20
No Sales Charges	–3.94%	11.05%	2.59%	9.29%
Russell 1000® Index†	–2.17%	12.54%	9.58%	13.07%

Average Annual Total Returns as of 3/31/20 (most recent calendar quarter end)
No Sales Charges		–8.59%	0.40%	7.02%
Russell 1000® Index†		–8.03%	6.22%	10.39%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*

Average Annual Total Returns as of 5/31/20
No Sales Charges	–3.61%	11.73%	3.21%	4.51%
Russell 1000® Index†	–2.17%	12.54%	9.58%	9.65%

Average Annual Total Returns as of 3/31/20 (most recent calendar quarter end)
No Sales Charges		–8.06%	0.98%	1.79%
Russell 1000® Index†		–8.03%	6.22%	6.56%

4	|	DWS ESG Core Equity Fund

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 5/31/20
No Sales Charges	–3.69%	11.62%	3.12%	9.81%
Russell 1000® Index†	–2.17%	12.54%	9.58%	13.07%

Average Annual Total Returns as of 3/31/20 (most recent calendar quarter end)
No Sales Charges		–8.20%	0.90%	7.52%
Russell 1000® Index†		–8.03%	6.22%	10.39%

Institutional Class	6-Month†	1-Year	5-Year	10-Year

Average Annual Total Returns as of 5/31/20
No Sales Charges	–3.68%	11.61%	3.13%	9.85%
Russell 1000® Index†	–2.17%	12.54%	9.58%	13.07%

Average Annual Total Returns as of 3/31/20 (most recent calendar quarter end)
No Sales Charges		–8.19%	0.92%	7.56%
Russell 1000® Index†		–8.03%	6.22%	10.39%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2020 are 1.02%, 1.76%, 1.38%, 0.66%, 0.77% and 0.73% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Until September 23, 2019, the Fund was known as DWS Mid Cap Value Fund. On September 23, 2019, the Fund’s investment objective, strategy and name changed. All returns prior to September 23, 2019 were achieved under the prior strategy.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The returns for Class R shares for periods prior to inception on March 1, 2011 are derived from the historical performance of Class A shares of DWS ESG Core Equity Fund during such periods and have been adjusted to reflect higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS ESG Core Equity Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on August 25, 2014.

†

Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class R6	Class S	Institutional Class

Net Asset Value
5/31/20	$14.30	$13.82	$14.28	$14.27	$14.28	$14.29
11/30/19	$15.97	$15.42	$15.93	$15.95	$15.97	$15.98

Distribution Information as of 5/31/20
Income Dividends, Six Months	$.11	$—	$.06	$.15	$.15	$.15
Capital Gain Distributions, Six Months	$1.02	$1.02	$1.02	$1.02	$1.02	$1.02

6	|	DWS ESG Core Equity Fund

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2019.

–	Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

–	Head of Core Equity and Co-Head of Systematic and Quantitative Strategies: New York.

–	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Arno V. Puskar, Director

Portfolio Manager of the Fund. Began managing the Fund in 2019.

–	Joined DWS in 1987.

–	Portfolio Manager for US Equities and Quantitative Analyst: New York.

–	BS in Industrial Engineering from Lehigh University; MBA from Pepperdine University.

Hiten Shah, Vice President

Portfolio Manager of the Fund. Began managing the Fund on January 13, 2020.

–

Joined DWS in 2017 with 19 years of industry experience; previously, Senior Consultant at the firm with responsibility for the implementation of BlackRock’s Aladdin platform in the US; Portfolio Manager for multi-asset portable alpha strategies at Oppenheimer Funds; Portfolio Manager for global macro and fixed income at various companies, including True North Partners, HSBC, Societe General and GE; and Analyst, Metlife Investments.

–	Portfolio Manager for Quantitative Equity: New York.

–	BA in Economics, Rutgers University.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/20	11/30/19
Common Stocks	97%	97%
Cash Equivalents	3%	3%
Rights	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	5/31/20	11/30/19
Information Technology	27%	22%
Health Care	15%	14%
Financials	12%	13%
Communication Services	11%	12%
Consumer Discretionary	11%	10%
Industrials	7%	10%
Consumer Staples	6%	6%
Real Estate	4%	3%
Utilities	3%	3%
Energy	2%	4%
Materials	2%	3%
	100%	100%

DWS ESG Core Equity Fund	|	7

Ten Largest Equity Holdings at May 31, 2020 (37.8% of Net Assets)		Percent
1	Apple, Inc.	7.7%
	Manufacturer of personal computers and communication solutions
2	Microsoft Corp.	7.7%
	Develops, manufactures, licenses, sells and supports software products
3	Alphabet, Inc.	3.8%
	Provides a Web-based search engine for the Internet
4	Intel Corp.	3.5%
	Designer, manufacturer and seller of computer components and related products
5	Lowe’s Companies, Inc.	2.8%
	Distributor of consumer goods and building materials
6	Amgen, Inc.	2.7%
	Developer, manufacturer and marketer of human therapeutics
7	Cigna Corp.	2.5%
	Operates as an insurance company
8	PepsiCo, Inc.	2.5%
	Provider of soft drinks, snack foods and food services
9	American Water Works Co., Inc.	2.3%
	Provider of drinking water, wastewater and other water-related services
10	DaVita, Inc.	2.3%
	Providers of dialysis services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

8	|	DWS ESG Core Equity Fund

Investment Portfolio	as of May 31, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 97.4%
Communication Services 11.2%

Diversified Telecommunication Services 2.9%

AT&T, Inc.	78,876	2,434,114

Verizon Communications, Inc.	44,137	2,532,581

		4,966,695

Entertainment 2.0%
Walt Disney Co.	29,490	3,459,177

Interactive Media & Services 3.8%
Alphabet, Inc. “A”*	4,660	6,680,203

Media 2.5%

Comcast Corp. “A”	12,651	500,980

Interpublic Group of Companies, Inc.	100,403	1,717,895

News Corp. “A” (a)	173,624	2,126,894

		4,345,769

Consumer Discretionary 10.9%

Auto Components 0.5%
Aptiv PLC	11,052	832,768

Automobiles 1.2%
Tesla, Inc.*	2,532	2,114,220

Distributors 0.3%
Pool Corp.	2,145	577,048

Hotels, Restaurants & Leisure 2.3%

Hilton Worldwide Holdings, Inc.	18,241	1,446,694

Starbucks Corp.	32,072	2,501,295

		3,947,989

Internet & Direct Marketing Retail 1.7%
eBay, Inc.	64,689	2,945,937

Multiline Retail 0.4%
Target Corp.	6,041	738,996

Specialty Retail 3.7%

Burlington Stores, Inc.*	7,297	1,529,962

Lowe’s Companies, Inc.	37,727	4,917,714

		6,447,676

Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc. “B”	14,379	1,417,482

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	9

	Shares	Value ($)
Consumer Staples 5.7%

Beverages 4.1%

Keurig Dr Pepper, Inc. (a)	64,022	1,787,494

Molson Coors Beverage Co. “B”	29,585	1,123,047

PepsiCo, Inc.	32,780	4,312,209

		7,222,750

Food & Staples Retailing 0.2%
U.S. Foods Holding Corp.*	12,900	246,906

Food Products 1.4%

Campbell Soup Co.	15,920	811,601

Kellogg Co.	15,165	990,426

Tyson Foods, Inc. “A”	11,590	712,090

		2,514,117

Energy 2.1%

Energy Equipment & Services 0.1%
National Oilwell Varco, Inc.	3,916	48,833

Oil, Gas & Consumable Fuels 2.0%

Exxon Mobil Corp.	70,169	3,190,584

Noble Energy, Inc.	39,194	342,164

		3,532,748

Financials 11.3%

Banks 5.3%

Bank of America Corp.	96,684	2,332,018

Fifth Third Bancorp.	68,354	1,325,384

JPMorgan Chase & Co.	35,828	3,486,423

PNC Financial Services Group, Inc.	19,244	2,194,586

		9,338,411

Capital Markets 1.5%
Moody’s Corp.	9,822	2,626,501

Consumer Finance 2.1%
American Express Co.	37,862	3,599,540

Insurance 2.4%

Allstate Corp.	38,899	3,804,711

Principal Financial Group, Inc.	10,884	420,340

		4,225,051

Health Care 14.5%

Biotechnology 4.5%

Amgen, Inc.	20,574	4,725,848

Biogen, Inc.*	10,151	3,117,270

		7,843,118

The accompanying notes are an integral part of the financial statements.

10	|	DWS ESG Core Equity Fund

	Shares	Value ($)

Health Care Equipment & Supplies 1.3%
Medtronic PLC	22,563	2,224,261

Health Care Providers & Services 7.4%

Cigna Corp.*	22,218	4,384,056

DaVita, Inc.*	48,070	3,891,747

HCA Healthcare, Inc.	28,204	3,015,008

McKesson Corp.	3,283	520,914

MEDNAX, Inc.*	36,046	559,794

Premier, Inc. “A”*	15,269	531,208

		12,902,727

Pharmaceuticals 1.3%
Bristol-Myers Squibb Co.	39,930	2,384,620

Industrials 7.2%

Air Freight & Logistics 1.5%
United Parcel Service, Inc. “B”	25,508	2,543,403

Building Products 0.4%
Owens Corning	13,194	692,685

Commercial Services & Supplies 2.1%
Republic Services, Inc.	42,828	3,660,081

Construction & Engineering 1.5%
Quanta Services, Inc.	70,314	2,596,696

Industrial Conglomerates 0.9%
General Electric Co.	233,048	1,531,125

Road & Rail 0.8%
Union Pacific Corp.	8,770	1,489,672

Information Technology 26.0%

Communications Equipment 1.4%
Cisco Systems, Inc.	50,434	2,411,754

IT Services 0.4%
MasterCard, Inc. “A”	2,405	723,640

Semiconductors & Semiconductor Equipment 5.3%

Broadcom, Inc.	10,077	2,935,128

Intel Corp.	96,971	6,102,385

Micron Technology, Inc.*	5,705	273,326

		9,310,839

Software 11.1%

Cadence Design Systems, Inc.*	7,243	661,214

Microsoft Corp.	73,239	13,421,047

Oracle Corp.	72,325	3,888,915

Paycom Software, Inc.*	2,452	728,808

Synopsys, Inc.*	3,566	645,125

		19,345,109

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	11

	Shares	Value ($)

Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	42,479	13,505,773

Materials 1.6%

Chemicals 0.8%
International Flavors & Fragrances, Inc. (a)	10,588	1,410,216

Containers & Packaging 0.8%
Avery Dennison Corp.	12,729	1,408,718

Real Estate 3.8%

Equity Real Estate Investment Trusts (REITs)

Alexandria Real Estate Equities, Inc.	2,961	455,165

Digital Realty Trust, Inc.	25,853	3,711,457

Iron Mountain, Inc.	96,314	2,481,048

		6,647,670

Utilities 3.1%

Electric Utilities 0.8%
IDACORP, Inc.	14,560	1,357,429

Water Utilities 2.3%
American Water Works Co., Inc.	32,311	4,103,497

Total Common Stocks (Cost $163,548,020)		169,921,850

Rights 0.1%
Health Care

Pharmaceuticals
Bristol-Myers Squibb Co.* (Cost $86,787)	40,745	134,051

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (b) (c) (Cost $1,424,800)	1,424,800	1,424,800

Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 0.12% (b) (Cost $4,424,762)	4,424,762	4,424,762

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $169,484,369)	100.8	175,905,463
Other Assets and Liabilities, Net	(0.8)	(1,347,325)

Net Assets	100.0	174,558,138

The accompanying notes are an integral part of the financial statements.

12	|	DWS ESG Core Equity Fund

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 are as follows:

Value ($) at 11/30/2019	Pur- chases Cost ($)	Sales Proceeds ($)		Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07% (b) (c)
1,630,590	—	205,790	(d)	—	—	2,841	—	1,424,800	1,424,800
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 0.12% (b)
6,569,790	14,273,902	16,418,930		—	—	9,980	—	4,424,762	4,424,762
8,200,380	14,273,902	16,624,720		—	—	12,821	—	5,849,562	5,849,562

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $4,294,795, which is 2.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,025,779.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$169,921,850	$—	$—	$169,921,850
Rights	134,051			134,051
Short-Term Investments (e)	5,849,562	—	—	5,849,562
Total	$175,905,463	$—	$—	$175,905,463

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	13

Statement of Assets and Liabilities

as of May 31, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $163,634,807) — including $4,294,795 of securities loaned	$170,055,901
Investment in DWS Government & Agency Securities Portfolio (cost $1,424,800)*	1,424,800
Investment in DWS Central Cash Management Government Fund (cost $4,424,762)	4,424,762
Receivable for Fund shares sold	19,232
Dividends receivable	316,036
Interest receivable	868
Other assets	33,484
Total assets	176,275,083

Liabilities
Payable upon return of securities loaned	1,424,800
Payable for Fund shares redeemed	67,070
Accrued management fee	65,363
Accrued Trustees’ fees	6,292
Other accrued expenses and payables	153,420
Total liabilities	1,716,945
Net assets, at value	$174,558,138

Net Assets Consist of
Distributable earnings (loss)	6,318,575
Paid-in capital	168,239,563
Net assets, at value	$174,558,138

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $3,025,779.

The accompanying notes are an integral part of the financial statements.

14	|	DWS ESG Core Equity Fund

Statement of Assets and Liabilities as of May 31, 2020 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($34,471,994 ÷ 2,409,905 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$14.30

Maximum offering price per share (100 ÷ 94.25 of $14.30)	$15.17
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($4,514,659 ÷ 326,725 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$13.82
Class R

Net Asset Value, offering and redemption price per share ($32,056,804 ÷ 2,244,246 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$14.28
Class R6

Net Asset Value, offering and redemption price per share ($903,325 ÷ 63,300 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$14.27
Class S

Net Asset Value, offering and redemption price per share ($89,708,274 ÷ 6,280,840 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$14.28
Institutional Class

Net Asset Value, offering and redemption price per share ($12,903,082 ÷ 902,669 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$14.29

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	15

Statement of Operations

for the six months ended May 31, 2020 (Unaudited)

Investment Income
Income:

Dividends	$1,846,364
Income distributions — DWS Central Cash Management Government Fund	9,980
Securities lending income, net of borrower rebates	2,841
Total income	1,859,185
Expenses:

Management fee	420,205
Services to shareholders	170,630
Distribution and service fees	153,985
Custodian and accounting fees	16,784
Professional fees	32,757
Reports to shareholders	15,860
Registration fees	34,636
Trustees’ fees and expenses	5,124
Other	12,833
Total expenses before expense reductions	862,814
Expense reductions	(14,028)
Total expenses after expense reductions	848,786
Net investment income	1,010,399

Realized and Unrealized Gain (loss)
Net realized gain (loss) from investments	(968,266)
Change in net unrealized appreciation (depreciation) on investments	(7,693,261)
Net gain (loss)	(8,661,527)
Net increase (decrease) in net assets resulting from operations	$(7,651,128)

The accompanying notes are an integral part of the financial statements.

16	|	DWS ESG Core Equity Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019

Operations:

Net investment income (loss)	$1,010,399	$2,160,907
Net realized gain (loss)	(968,266)	12,779,985
Change in net unrealized appreciation (depreciation)	(7,693,261)	1,201,646
Net increase (decrease) in net assets resulting from operations	(7,651,128)	16,142,538
Distributions to shareholders:

Class A	(2,787,429)	(6,591,411)
Class C	(371,730)	(1,486,802)
Class R	(2,535,852)	(5,994,062)
Class R6	(73,806)	(262,803)
Class S	(7,200,571)	(17,876,064)
Institutional Class	(1,142,831)	(3,240,317)
Total distributions	(14,112,219)	(35,451,459)
Fund share transactions:

Proceeds from shares sold	12,209,221	18,628,388
Reinvestment of distributions	13,488,471	34,120,327
Payments for shares redeemed	(33,297,779)	(66,115,082)
Net increase (decrease) in net assets from Fund share transactions	(7,600,087)	(13,366,367)
Increase (decrease) in net assets	(29,363,434)	(32,675,288)
Net assets at beginning of period	203,921,572	236,596,860

Net assets at end of period	$174,558,138	$203,921,572

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	17

Financial Highlights

	Six Months Ended 5/31/20		Years Ended November 30,
Class A	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.97		$17.54	$19.23	$17.79	$18.42	$17.96
Income (loss) from investment operations:

Net investment income (loss)[a]	.07		.15	.11	.16	.11	.03
Net realized and unrealized gain (loss)	(.61)		.95	(1.19)	2.14	.61	1.12
Total from investment operations	(.54)		1.10	(1.08)	2.30	.72	1.15
Less distributions from:

Net investment income	(.11)		(.16)	(.11)	(.16)	(.01)	(.00	)***
Net realized gain	(1.02)		(2.51)	(.50)	(.70)	(1.34)	(.69)
Total distributions	(1.13)		(2.67)	(.61)	(.86)	(1.35)	(.69)
Net asset value, end of period	$14.30		$15.97	$17.54	$19.23	$17.79	$18.42
Total Return (%)[b]	(3.81	)**	9.70 [c]	(5.82)[c]	13.45	4.80 [c]	6.67	[c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		40	44	72	90	78
Ratio of expenses before expense reductions (%)	1.03	*	1.25	1.28	1.24	1.23	1.25
Ratio of expenses after expense reductions (%)	1.03	*	1.17	1.24	1.24	1.22	1.22
Ratio of net investment income (loss) (%)	1.03	*	1.01	.58	.88	.69	.19
Portfolio turnover rate (%)	5	**	121	114	43	62	34

[a]	Based on average shares outstanding during period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

18	|	DWS ESG Core Equity Fund

	Six Months Ended 5/31/20		Years Ended November 30,
Class C	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.42		$17.00	$18.69	$17.31	$18.06	$17.75
Income (loss) from investment operations:

Net investment income (loss)[a]	.02		.04	(.03)	.02	.01	(.10)
Net realized and unrealized gain (loss)	(.60)		.93	(1.16)	2.08	.58	1.10
Total from investment operations	(.58)		.97	(1.19)	2.10	.59	1.00
Less distributions from:

Net investment income	—		(.04)	—	(.02)	—	—
Net realized gain	(1.02)		(2.51)	(.50)	(.70)	(1.34)	(.69)
Total distributions	(1.02)		(2.55)	(.50)	(.72)	(1.34)	(.69)
Net asset value, end of period	$13.82		$15.42	$17.00	$18.69	$17.31	$18.06
Total Return (%)[b]	(4.15	)**	8.95 [c]	(6.55)[c]	12.62 [c]	4.04 [c]	5.87 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		6	11	21	27	26
Ratio of expenses before expense reductions (%)	1.79	*	1.99	2.01	1.99	2.00	2.00
Ratio of expenses after expense reductions (%)	1.79	*	1.92	1.99	1.99	1.99	1.97
Ratio of net investment income (loss) (%)	.26	*	.26	(.19)	.12	.08	(.57)
Portfolio turnover rate (%)	5	**	121	114	43	62	34

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	19

	Six Months Ended 5/31/20		Years Ended November 30,
Class R	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.93		$17.49	$19.18	$17.74	$18.40	$17.98
Income (loss) from investment operations:

Net investment income (loss)[a]	.06		.11	.07	.11	.08	(.01)
Net realized and unrealized gain (loss)	(.63)		.96	(1.20)	2.14	.60	1.12
Total from investment operations	(.57)		1.07	(1.13)	2.25	.68	1.11
Less distributions from:

Net investment income	(.06)		(.12)	(.06)	(.11)	—	—
Net realized gain	(1.02)		(2.51)	(.50)	(.70)	(1.34)	(.69)
Total distributions	(1.08)		(2.63)	(.56)	(.81)	(1.34)	(.69)
Net asset value, end of period	$14.28		$15.93	$17.49	$19.18	$17.74	$18.40
Total Return (%)[b]	(3.94	)**	9.45	(6.08)	13.21	4.49	6.42

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32		38	40	41	26	18
Ratio of expenses before expense reductions (%)	1.37	*	1.61	1.63	1.59	1.59	1.64
Ratio of expenses after expense reductions (%)	1.29	*	1.43	1.49	1.50	1.50	1.47
Ratio of net investment income (loss) (%)	.77	*	.75	.37	.62	.48	(.06)
Portfolio turnover rate (%)	5	**	121	114	43	62	34

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

20	|	DWS ESG Core Equity Fund

	Six Months Ended 5/31/20		Years Ended November 30,
Class R6	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.95		$17.54	$19.24	$17.80	$18.41	$17.97
Income (loss) from investment operations:

Net investment income (loss)[a]	.10		.19	.18	.22	.20	.09
Net realized and unrealized gain (loss)	(.61)		.95	(1.20)	2.14	.59	1.10
Total from investment operations	(.51)		1.14	(1.02)	2.36	.79	1.19
Less distributions from:

Net investment income	(.15)		(.22)	(.18)	(.22)	(.06)	(.06)
Net realized gain	(1.02)		(2.51)	(.50)	(.70)	(1.34)	(.69)
Total distributions	(1.17)		(2.73)	(.68)	(.92)	(1.40)	(.75)
Net asset value, end of period	$14.27		$15.95	$17.54	$19.24	$17.80	$18.41
Total Return (%)	(3.61	)**	10.02	(5.50)[b]	13.91	5.15	6.94 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	2	1	1	.20
Ratio of expenses before expense reductions (%)	.65	*	.89	.92	.88	.88	.97
Ratio of expenses after expense reductions (%)	.65	*	.89	.91	.88	.88	.97
Ratio of net investment income (loss) (%)	1.40	*	1.27	.98	1.23	1.19	.51
Portfolio turnover rate (%)	5	**	121	114	43	62	34

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	21

	Six Months Ended 5/31/20		Years Ended November 30,
Class S	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.97		$17.54	$19.24	$17.80	$18.43	$17.97
Income (loss) from investment operations:

Net investment income (loss)[a]	.09		.18	.16	.20	.17	.08
Net realized and unrealized gain (loss)	(.61)		.96	(1.20)	2.14	.60	1.12
Total from investment operations	(.52)		1.14	(1.04)	2.34	.77	1.20
Less distributions from:

Net investment income	(.15)		(.20)	(.16)	(.20)	(.06)	(.05)
Net realized gain	(1.02)		(2.51)	(.50)	(.70)	(1.34)	(.69)
Total distributions	(1.17)		(2.71)	(.66)	(.90)	(1.40)	(.74)
Net asset value, end of period	$14.28		$15.97	$17.54	$19.24	$17.80	$18.43
Total Return (%)	(3.69	)**	10.02 [b]	(5.63)[b]	13.77 [b]	5.03 [b]	6.94 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	90		103	119	165	170	175
Ratio of expenses before expense reductions (%)	.76	*	1.00	1.03	1.01	1.02	1.02
Ratio of expenses after expense reductions (%)	.76	*	.92	.99	1.00	1.00	.97
Ratio of net investment income (loss) (%)	1.30	*	1.26	.85	1.10	1.01	.44
Portfolio turnover rate (%)	5	**	121	114	43	62	34

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

22	|	DWS ESG Core Equity Fund

	Six Months Ended 5/31/20		Years Ended November 30,
Institutional Class	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.98		$17.55	$19.25	$17.81	$18.44	$17.97
Income (loss) from investment operations:

Net investment income (loss)[a]	.10		.18	.17	.21	.15	.10
Net realized and unrealized gain (loss)	(.62)		.96	(1.21)	2.14	.62	1.11
Total from investment operations	(.52)		1.14	(1.04)	2.35	.77	1.21
Less distributions from:

Net investment income	(.15)		(.20)	(.16)	(.21)	(.06)	(.05)
Net realized gain	(1.02)		(2.51)	(.50)	(.70)	(1.34)	(.69)
Total distributions	(1.17)		(2.71)	(.66)	(.91)	(1.40)	(.74)
Net asset value, end of period	$14.29		$15.98	$17.55	$19.25	$17.81	$18.44
Total Return (%)	(3.68	)**	10.02 [b]	(5.59)[b]	13.79	5.02 [b]	7.00

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		16	21	24	34	29
Ratio of expenses before expense reductions (%)	.73	*	.96	.97	.98	.97	.96
Ratio of expenses after expense reductions (%)	.73	*	.91	.96	.98	.97	.96
Ratio of net investment income (loss) (%)	1.34	*	1.27	.92	1.15	.92	.54
Portfolio turnover rate (%)	5	**	121	114	43	62	34

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS ESG Core Equity Fund	|	23

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS ESG Core Equity Fund (the “Fund”) is a diversified series of Deutsche DWS Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

24	|	DWS ESG Core Equity Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity and ETFs securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of

DWS ESG Core Equity Fund	|	25

investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or U.S. Treasury securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended May 31, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of May 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of May 31, 2020, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the

26	|	DWS ESG Core Equity Fund

related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements as of May 31, 2020

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,424,800	$—	$—	$3,025,779	$4,450,579
Gross amount of recognized liabilities for securities lending transactions:					$4,450,579

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At May 31, 2020, the aggregate cost of investments for federal income tax purposes was $169,514,047. The net unrealized appreciation for all investments based on tax cost was $6,391,416. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $19,989,281 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $13,597,865.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS ESG Core Equity Fund	|	27

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended May 31, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $8,772,871 and $27,368,802, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily

28	|	DWS ESG Core Equity Fund

net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	0.465%
Next $750 million of such net assets	0.460%
Next $1.5 billion of such net assets	0.455%
Next $5.0 billion of such net assets	0.445%
Next $5.0 billion of such net assets	0.435%
Next $5.0 billion of such net assets	0.425%
Over $17.5 billion of such net assets	0.400%

Accordingly, for the six months ended May 31, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.465% of the Fund’s average daily net assets.

For the period from December 1, 2019 through February 28, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.04%
Class C	1.79%
Class R	1.29%
Class R6	.79%
Class S	.79%
Institutional Class	.79%

For the six months ended May 31, 2020, fees waived and/or expenses reimbursed for class R is $14,028.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

DWS ESG Core Equity Fund	|	29

fee it receives from the Fund. For the six months ended May 31, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at May 31, 2020
Class A	$7,149	$2,554
Class C	654	252
Class R	520	195
Class R6	144	58
Class S	34,574	12,410
Institutional Class	378	123
	$43,419	$15,592

Pursuant to a fund accounting agreement, DIMA is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DIMA has delegated certain fund accounting and record-keeping services to State Street Bank and Trust Company. The costs and expenses of such delegation are paid by DIMA. For the six months ended May 31, 2020, the amount charged to the Fund for accounting services under the fund accounting agreement aggregated $13,555, of which $2,075 is unpaid.

In addition, for the six months ended May 31, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$22,195
Class C	3,548
Class R	43,108
Class S	33,040
Institutional Class	7,142
$109,033

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various

30	|	DWS ESG Core Equity Fund

firms at various rates for sales of Class C and R shares, respectively. For the six months ended May 31, 2020, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2020
Class C	$18,514	$2,774
Class R	42,400	6,548
	$60,914	$9,322

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended May 31, 2020, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2020	Annualized Rate
Class A	$44,546	$13,800	.25%
Class C	6,168	1,879	.25%
Class R	42,357	12,607	.25%
	$93,071	$28,286

Underwriting and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended May 31, 2020 aggregated $634.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended May 31, 2020, the CDSC for Class C shares aggregated $240. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended May 31, 2020, the CDSC for Class A shares aggregated $147.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing pre-press and certain regulatory filing services to the Fund. For the six months ended May 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $8,296, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS ESG Core Equity Fund	|	31

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2020.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended May 31, 2020		Year Ended November 30, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	185,710	$2,624,607	499,586	$7,287,653
Class C	17,331	202,335	23,191	308,845
Class R	21,538	297,477	73,839	1,061,680
Class R6	6,282	87,149	14,077	202,888
Class S	182,767	2,466,044	456,476	6,749,785
Institutional Class	448,905	6,531,609	203,531	3,017,537
		$12,209,221		$18,628,388

32	|	DWS ESG Core Equity Fund

	Six Months Ended May 31, 2020		Year Ended November 30, 2019
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	155,653	$2,353,475	444,781	$5,804,389
Class C	23,478	343,958	105,029	1,332,817
Class R	167,826	2,535,852	459,315	5,994,062
Class R6	4,904	73,806	20,216	262,803
Class S	466,747	7,038,549	1,343,006	17,485,939
Institutional Class	75,734	1,142,831	248,681	3,240,317
		$13,488,471		$34,120,327

Shares redeemed
Class A	(430,293)	$(6,138,494)	(972,497)	$(14,088,749)
Class C	(98,843)	(1,407,366)	(378,076)	(5,289,635)
Class R	(314,991)	(4,459,375)	(445,011)	(6,515,960)
Class R6	(17,963)	(283,009)	(60,840)	(897,978)
Class S	(830,752)	(12,307,089)	(2,109,679)	(30,211,185)
Institutional Class	(624,513)	(8,702,446)	(650,718)	(9,111,575)
		$(33,297,779)		$(66,115,082)

Net increase (decrease)
Class A	(88,930)	$(1,160,412)	(28,130)	$(996,707)
Class C	(58,034)	(861,073)	(249,856)	(3,647,973)
Class R	(125,627)	(1,626,046)	88,143	539,782
Class R6	(6,777)	(122,054)	(26,547)	(432,287)
Class S	(181,238)	(2,802,496)	(310,197)	(5,975,461)
Institutional Class	(99,874)	(1,028,006)	(198,506)	(2,853,721)
		$(7,600,087)		$(13,366,367)

F. Other

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged

DWS ESG Core Equity Fund	|	33

disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Subsequent Event

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

34	|	DWS ESG Core Equity Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class R had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2019 to May 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS ESG Core Equity Fund	|	35

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2020 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/20	$961.90	$958.50	$960.60	$963.90	$963.10	$963.20
Expenses Paid per $1,000*	$5.05	$8.76	$6.32	$3.19	$3.73	$3.58

Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 12/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/20	$1,019.85	$1,016.05	$1,018.55	$1,021.75	$1,021.20	$1,021.35
Expenses Paid per $1,000*	$5.20	$9.02	$6.51	$3.29	$3.84	$3.69

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
DWS ESG Core Equity Fund	1.03%	1.79%	1.29%	.65%	.76%	.73%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

36	|	DWS ESG Core Equity Fund

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

DWS ESG Core Equity Fund	|	37

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS ESG Core Equity Fund’s (formerly DWS Mid Cap Value Fund) (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

38	|	DWS ESG Core Equity Fund

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services and administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2018. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such

DWS ESG Core Equity Fund	|	39

underperformance and actions being taken to improve performance. The Board noted changes to the Fund’s investment strategy effective September 23, 2019, including the incorporation of certain Environmental, Social and Corporate Governance (“ESG”) factors and considerations into the Fund’s investment strategy, and a related change to the Fund’s name. The Board noted further that changes were made to the Fund’s portfolio management team effective February 14, 2019. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2019. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board considered that, effective September 23, 2019, in connection with the repositioning of the Fund, DIMA implemented a new management fee breakpoint schedule and reduced the Fund’s management fees at each breakpoint. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

40	|	DWS ESG Core Equity Fund

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

DWS ESG Core Equity Fund	|	41

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

42	|	DWS ESG Core Equity Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS ESG Core Equity Fund	|	43

Investment Advisor

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	MIDVX	MIDZX	MIDTX	MIDIX
CUSIP Number	25159G 852	25159G 878	25159G 886	25159G 704
Fund Number	417	717	2117	1417

For shareholders of Class R and R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R		Class R6
Nasdaq Symbol	MIDQX		MIDUX
CUSIP Number	25159G 605		25159G 720
Fund Number	1517		1617

44	|	DWS ESG Core Equity Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS ESG Core Equity Fund	|	45

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

46	|	DWS ESG Core Equity Fund

Notes

DECEF-3

(R-027912-9 7/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG Core Equity Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2020